Financial Risk Management - Summary of Total Financial Liabilities at Nominal Repayment Amount (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Bonds	€ 19,775	€ 20,417
Total current financial liabilities	4,756	4,056
Total	32,864	34,525
Nominal Repayment Amount [member]
Disclosure of financial liabilities [line items]
Bonds	21,775	22,417
Loans and other financial liabilities	7,570	8,093
Total	29,345	30,510
Total current financial liabilities	982	596
Total	30,327	31,106
Fixed interest rate [member] | Nominal Repayment Amount [member]
Disclosure of financial liabilities [line items]
Bonds	17,237	17,978
Loans and other financial liabilities	3,689	3,588
Total	20,926	21,566
Total current financial liabilities	282	221
Total	21,208	21,787
Floating interest rate [member] | Nominal Repayment Amount [member]
Disclosure of financial liabilities [line items]
Bonds	4,538	4,439
Loans and other financial liabilities	3,881	4,505
Total	8,419	8,944
Total current financial liabilities	700	375
Total	€ 9,119	€ 9,319